Disclosure on individual items of the consolidated financial statements (Details) - Schedule of other investments - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract assets [member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of other investments [Line Items]
Contract liabilities	€ 23,721
Revenue recognized that was included in the contract liability balance at the beginning of the period	465
Increases due to cash received, excluding amounts recognized at the beginning of the period	€ 17,846
Contract liabilities [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of other investments [Line Items]
Contract liabilities		€ 6,340
Revenue recognized that was included in the contract liability balance at the beginning of the period		2,616
Increases due to cash received, excluding amounts recognized at the beginning of the period		€ 224